Shareholder Report, Average Annual Return (Details)	12 Months Ended
Aug. 31, 2025
GammaRoad Market Navigation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.10%
MarketVector GammaRoad U.S. Equity Strategy Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%